The Group's business and general information	12 Months Ended
Jun. 30, 2021
1. The Group's business and general information

1. The Group’s business and general information

IRSA was founded in 1943, and it is engaged in a diversified range of real estate activities in Argentina since 1991. IRSA and its subsidiaries are collectively referred to hereinafter as “the Group”. Cresud is our direct parent company and Consultores Asset Management S.A. is our ultimate parent company.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on October 18,2021.

The Group, with the acquisition of IDBD, established two Operations Centers, Argentina and Israel, to manage its global business. With the loss of control of the Israel Operations Center and its deconsolidation as of October 1, 2020, the Group manages its operations through a single Operation Center.

The Group manages its global business, mainly, through the following companies:

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 14 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America (“USA”) real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term “real estate” indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP’s shares are listed and traded on both the BYMA (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA’s shares are listed on the BYMA (Merval: IRSA) and the NYSE (NYSE: IRS).

The activities of the Group’s “Others” segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest. BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA’s shares are listed on the BYMA (BYMA: BHIP).

Operations Center in Israel

As stated in Note 1 to the consolidated financial statements as of June 30, 2020, on September 25, 2020 the Court decreed the insolvency and liquidation of IDBD and appointed a trustee for its shares along with a custodian over DIC and Clal shares. After this decision, the Board of Directors of IDBD was removed from its functions, therefore, the Group lost control on that date. For comparability purposes and as required by IFRS 5, the results of the Israel Operations Center have been reclassified to discontinued operations for all the years presented.